Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Stock-based compensation	$ 1,152,904	$ 859,095
Net operating loss carryforwards	10,041,416	9,216,044
Employee benefits	59,505	38,927
Alternative-minimum tax credit carryforwards	0	17,635
Research and development tax credits	410,490	1,210,405
Other deductible temporary differences	0	280,872
Total gross deferred tax assets	11,664,315	11,622,978
Less valuation allowance	(11,660,247)	(11,619,578)
Net deferred tax assets	4,068	3,400
Deferred tax liabilities:
Plant and equipment	(4,068)	(3,400)
Total gross deferred tax liabilities	(4,068)	(3,400)
Net deferred tax liabilities	$ 0	$ 0